HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 4.2%
	AUTOMOTIVE - 0.1%
5,151	Tesla, Inc.(a)	$ 1,288,883

	BEVERAGES - 0.2%
17,605	Brown-Forman Corporation, Class B	1,015,632
25,824	Monster Beverage Corporation(a)	1,367,380
		2,383,012
	BIOTECH & PHARMA - 0.1%
4,240	Amgen, Inc.	1,139,542

	CHEMICALS - 0.2%
11,050	CF Industries Holdings, Inc.	947,427
3,870	New Linde plc	1,440,995
		2,388,422
	E-COMMERCE DISCRETIONARY - 0.1%
11,651	Amazon.com, Inc.(a)	1,481,075

	HEALTH CARE FACILITIES & SERVICES - 0.2%
2,103	Humana, Inc.	1,023,152
2,110	UnitedHealth Group, Inc.	1,063,841
		2,086,993
	HOUSEHOLD PRODUCTS - 0.1%
8,624	Procter & Gamble Company (The)	1,257,897

	INFRASTRUCTURE REIT - 0.1%
5,594	American Tower Corp., A	919,934
8,769	Crown Castle, Inc.	807,011
		1,726,945
	INSURANCE - 0.1%
9,233	Allstate Corporation (The)	1,028,649

	INTERNET MEDIA & SERVICES - 0.4%
12,288	Alphabet, Inc., Class A(a)	1,608,008
11,824	Meta Platforms, Inc., Class A(a)	3,549,683
		5,157,691

HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 4.2% (Continued)
	METALS & MINING - 0.1%
36,501	Freeport-McMoRan, Inc.	$ 1,361,122

	OIL & GAS PRODUCERS - 0.5%
6,500	Chevron Corporation	1,096,030
15,352	Devon Energy Corporation	732,290
8,890	EOG Resources, Inc.	1,126,896
10,550	Exxon Mobil Corporation	1,240,469
11,250	Phillips 66	1,351,688
		5,547,373
	RETAIL - DISCRETIONARY - 0.3%
457	AutoZone, Inc.(a)	1,160,775
6,558	Genuine Parts Company	946,844
1,400	O'Reilly Automotive, Inc.(a)	1,272,404
		3,380,023
	SELF-STORAGE REIT - 0.1%
6,704	Extra Space Storage, Inc.	815,072

	SEMICONDUCTORS - 0.9%
19,502	Advanced Micro Devices, Inc.(a)	2,005,196
2,462	Broadcom, Inc.	2,044,888
3,842	KLA Corporation	1,762,172
8,896	NVIDIA Corporation	3,869,671
10,156	QUALCOMM, Inc.	1,127,925
		10,809,852
	SOFTWARE - 0.1%
5,200	Microsoft Corporation	1,641,900

	SPECIALTY FINANCE - 0.1%
8,137	American Express Co.	1,213,959

	TECHNOLOGY HARDWARE - 0.3%
8,056	Apple, Inc.	1,379,268
26,579	Cisco Systems, Inc.	1,428,887

HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 4.2% (Continued)
	TECHNOLOGY HARDWARE - 0.3% (Continued)
13,618	Garmin Ltd.	$ 1,432,613
		4,240,768
	TECHNOLOGY SERVICES - 0.1%
13,587	PayPal Holdings, Inc.(a)	794,296

	TOBACCO & CANNABIS - 0.1%
13,170	Philip Morris International, Inc.	1,219,279

	TOTAL COMMON STOCKS (Cost $43,968,973)	50,962,753

	EXCHANGE-TRADED FUNDS - 95.0%
	EQUITY - 95.0%
283,000	Direxion Daily S&P 500 Bull 2X Shares	23,981,647
645,580	Invesco QQQ Trust Series 1	231,291,947
5,169,145	ProShares Ultra QQQ	306,788,755
4,365,692	ProShares Ultra S&P500	233,040,639
328,000	ProShares Ultra Semiconductors	12,631,280
732,756	ProShares Ultra Technology(a)	28,709,380
294,900	Vanguard Growth ETF	80,304,219
963,657	Vanguard Mega Cap Growth ETF	218,653,773
	TOTAL EXCHANGE-TRADED FUNDS (Cost $932,761,753)	1,135,401,640

	TOTAL INVESTMENTS - 99.2% (Cost $976,730,726)	$ 1,186,364,393
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	9,330,759
	NET ASSETS - 100.0%	$ 1,195,695,152

ETF	- Exchange-Traded Fund
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 12.0%
	AUTOMOTIVE - 0.2%
87,675	General Motors Company	$ 2,890,645

	BANKING - 0.5%
23,573	JPMorgan Chase & Company	3,418,556
26,062	M&T Bank Corporation	3,295,540
		6,714,096
	BIOTECH & PHARMA - 0.8%
18,817	Moderna, Inc.(a)	1,943,608
126,444	Organon & Company	2,195,068
72,849	Pfizer, Inc.	2,416,401
304,664	Viatris, Inc.	3,003,987
		9,559,064
	CHEMICALS - 0.4%
39,096	CF Industries Holdings, Inc.	3,352,091
64,556	Mosaic Company (The)	2,298,194
		5,650,285
	COMMERCIAL SUPPORT SERVICES - 0.2%
40,190	Robert Half International, Inc.	2,945,123

	CONTAINERS & PACKAGING - 0.3%
99,714	Westrock Company	3,569,761

	ELECTRIC UTILITIES - 1.0%
120,220	AES Corporation (The)	1,827,344
41,845	Edison International	2,648,370
27,932	Entergy Corporation	2,583,710
84,414	NRG Energy, Inc.	3,251,627
105,848	PPL Corporation	2,493,779
		12,804,830
	ENTERTAINMENT CONTENT - 0.4%
89,489	Fox Corporation, Class A	2,792,057
97,342	Fox Corporation - Class B	2,811,237
		5,603,294

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 12.0% (Continued)
	FOOD - 0.2%
49,058	Tyson Foods, Inc., Class A	$ 2,476,938

	HEALTH CARE FACILITIES & SERVICES - 0.3%
10,072	Molina Healthcare, Inc.(a)	3,302,508

	HOME CONSTRUCTION - 1.0%
30,750	DR Horton, Inc.	3,304,703
28,885	Lennar Corporation, Class A	3,241,764
30,806	Mohawk Industries, Inc.(a)	2,643,463
50,786	PulteGroup, Inc.	3,760,702
		12,950,632
	INDUSTRIAL SUPPORT SERVICES - 0.3%
8,105	United Rentals, Inc.	3,603,240

	INSURANCE - 0.8%
58,637	American International Group, Inc.	3,553,402
50,649	MetLife, Inc.	3,186,329
40,152	Principal Financial Group, Inc.	2,893,755
		9,633,486
	INTERNET MEDIA & SERVICES - 0.6%
28,324	Alphabet, Inc., Class A(a)	3,706,479
28,128	Alphabet, Inc., Class C(a)	3,708,676
		7,415,155
	OIL & GAS PRODUCERS - 1.3%
75,164	APA Corporation	3,089,240
117,972	Coterra Energy, Inc.	3,191,143
91,754	EQT Corporation	3,723,377
23,325	Marathon Petroleum Corporation	3,530,006
22,810	Valero Energy Corporation	3,232,405
		16,766,171
	PUBLISHING & BROADCASTING - 0.3%
171,092	News Corporation, Class B	3,570,690

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 12.0% (Continued)
	RETAIL - CONSUMER STAPLES - 0.2%
64,542	Kroger Company (The)	$ 2,888,255

	SEMICONDUCTORS - 0.3%
48,054	Micron Technology, Inc.	3,269,114

	STEEL - 0.5%
20,575	Nucor Corporation	3,216,901
28,723	Steel Dynamics, Inc.	3,079,680
		6,296,581
	TECHNOLOGY HARDWARE - 0.5%
189,982	Hewlett Packard Enterprise Company	3,299,987
101,810	HP, Inc.	2,616,517
		5,916,504
	TECHNOLOGY SERVICES - 0.5%
50,287	Cognizant Technology Solutions Corporation, Class A	3,406,441
119,132	DXC Technology Company(a)	2,481,520
		5,887,961
	TOBACCO & CANNABIS - 0.2%
67,619	Altria Group, Inc.	2,843,379

	TRANSPORTATION & LOGISTICS - 0.7%
71,609	Alaska Air Group, Inc.(a)	2,655,262
94,223	Southwest Airlines Company	2,550,617
72,051	United Airlines Holdings, Inc.(a)	3,047,757
		8,253,636
	WHOLESALE - CONSUMER STAPLES - 0.5%
37,254	Archer-Daniels-Midland Company	2,809,697
32,216	Bunge Ltd.	3,487,382
		6,297,079

	TOTAL COMMON STOCKS (Cost $147,423,844)	151,108,427

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS - 86.7%
	EQUITY - 86.7%
283,000	Direxion Daily S&P 500 Bull 2X Shares	$ 23,981,646
5,800,700	ProShares Ultra QQQ	344,271,545
5,072,850	ProShares Ultra S&P500	270,788,733
364,400	SPDR S&P 500 ETF Trust	155,773,712
1,710,552	Vanguard Dividend Appreciation ETF	265,785,569
12,580	Vanguard Growth ETF	3,425,660
285,334	Vanguard High Dividend Yield ETF	29,480,709
	TOTAL EXCHANGE-TRADED FUNDS (Cost $970,513,708)	1,093,507,574

	TOTAL INVESTMENTS - 98.7% (Cost $1,117,937,552)	$ 1,244,616,001
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%	16,046,736
	NET ASSETS - 100.0%	$ 1,260,662,737

ETF	- Exchange-Traded Fund
LTD	- Limited Company
PLC	- Public Limited Company
SPDR	- Standard & Poor's Depositary Receipt
(a)	Non-income producing security.

HCM INCOME PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS - 99.9%
	EQUITY - 68.7%
246,214	Invesco QQQ Trust Series 1	$ 88,211,090
1,458,400	ProShares Ultra QQQ	86,556,040
1,429,400	ProShares Ultra S&P500	76,301,372
232,195	Vanguard Growth ETF	63,229,020
423,403	Vanguard Mega Cap Growth ETF	96,070,141
		410,367,663
	FIXED INCOME - 31.2%
1,488,200	SPDR Bloomberg 1-3 Month T-Bill ETF	136,646,524
982,800	WisdomTree Floating Rate Treasury Fund	49,454,496
		186,101,020

	TOTAL EXCHANGE-TRADED FUNDS (Cost $542,678,263)	596,468,683

	TOTAL INVESTMENTS - 99.9% (Cost $542,678,263)	$ 596,468,683
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	743,722
	NET ASSETS - 100.0%	$ 597,212,405

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

HCM DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.1%
	FIXED INCOME - 89.1%
389,150	iShares Convertible Bond ETF	$ 28,878,822
296,900	iShares iBoxx High Yield Corporate Bond ETF	21,887,468
18,500	iShares JP Morgan USD Emerging Markets Bond ETF	1,526,620
145,700	SPDR Bloomberg 1-3 Month T-Bill ETF	13,378,174
423,800	SPDR Bloomberg Convertible Securities ETF	28,733,640
253,200	SPDR Bloomberg High Yield Bond ETF	22,889,280
	TOTAL EXCHANGE-TRADED FUNDS (Cost $117,996,821)	117,294,004

	TOTAL INVESTMENTS - 89.1% (Cost $117,996,821)	$ 117,294,004
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.9%	14,411,350
	NET ASSETS - 100.0%	$ 131,705,354

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt